INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Tax Losses	$ (1,340,593)	$ (3,857,921)	$ (758,476)
North America [Member]
Tax Losses	(813,409)	(3,141,208)	(127,369)
Outside North America [Member]
Tax Losses	$ (527,184)	$ (716,713)	$ (631,107)